Shareholder Report, Line Graph (Details) LMA0500_ClearBridge Appreciation Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 2,971,996	$ 2,266,672	$ 2,061,479	$ 2,314,837	$ 1,677,356	$ 1,567,988	$ 1,357,642	$ 1,247,561	$ 1,025,304	$ 1,000,000	$ 3,518,825
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,090,980	2,242,194	2,068,823	2,478,160	1,722,150	1,563,486	1,377,646	1,292,400	1,042,431	1,000,000	$ 3,734,291
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 3,227,247	$ 2,338,295	$ 2,122,967	$ 2,486,231	$ 1,739,670	$ 1,585,691	$ 1,386,989	$ 1,292,070	$ 1,045,091	$ 1,000,000	$ 3,919,570